1
The Gabelli Focused Growth and Income Fund
Schedule of Investments — June 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 86 .9%
Aerospace and Defense — 1 .5%
12,500 Aerojet Rocketdyne Holdings Inc. ............... $ 603,625
Automotive — 1 .0%
20,000 Stellantis NV ............................................. 394,200
Automotive: Parts and Accessories — 3 .1%
8,000 Aptiv plc † .................................................. 1,258,640
Building and Construction — 3 .1%
11,000 Herc Holdings Inc. † ................................... 1,232,770
Cable and Satellite — 1 .7%
16,000 Liberty Media Corp.-Liberty Formula One ,
Cl. A † .................................................... 682,080
Computer Software and Services — 2 .8%
450 Alphabet Inc. , Cl. C † .................................. 1,127,844
Consumer Products — 1 .8%
15,000 Terminix Global Holdings Inc. † .................. 715,650
Diversified Industrial — 0 .9%
775 Roper Technologies Inc. ............................ 364,405
Energy and Utilities — 19 .7%
15,000 Atlantica Sustainable Infrastructure plc ...... 558,300
80,000 Energy Transfer LP .................................... 850,400
80,000 Enterprise Products Partners LP ................ 1,930,400
105,000 Kinder Morgan Inc. .................................... 1,914,150
35,000 NextEra Energy Partners LP ....................... 2,672,600
7,925,850
Entertainment — 3 .2%
198,699 Sirius XM Holdings Inc. ............................. 1,299,492
Financial Services — 13 .1%
42,500 Apollo Global Management Inc. ................. 2,643,500
12,500 Morgan Stanley ......................................... 1,146,125
90,000 New York Community Bancorp Inc. ............ 991,800
1,650 PayPal Holdings Inc. † ................................ 480,942
5,262,367
Food and Beverage — 9 .5%
75,000 Maple Leaf Foods Inc. ............................... 1,556,752
16,500 Mondelēz International Inc. , Cl. A ............... 1,030,260
11,500 Post Holdings Inc. † ................................... 1,247,405
3,834,417
Health Care — 6 .4%
11,000 AbbVie Inc. ............................................... 1,239,040
60,000 Option Care Health Inc. † ............................ 1,312,200
2,551,240
Real Estate Investment Trusts — 15 .4%
43,000 Blackstone Mortgage Trust Inc. , Cl. A ......... 1,371,270
8,000 Hannon Armstrong Sustainable
Infrastructure Capital Inc. ....................... 449,200
30,000 Healthpeak Properties Inc. ......................... 998,700
Shares
Market
Value
91,750 MGM Growth Properties LLC , Cl. A ............ $ 3,359,885
6,179,055
Telecommunications — 3 .7%
55,000 Lumen Technologies Inc. ........................... 747,450
5,000 T-Mobile US Inc. † ...................................... 724,150
1,471,600
TOTAL COMMON STOCKS ......................... 34,903,235
PREFERRED STOCKS — 11 .7%
Diversified Industrial — 3 .3%
17,704 Babcock & Wilcox Enterprises Inc. ,
8.125% ................................................. 458,533
37,500 Steel Partners Holdings LP , Ser. A , 6.000% 877,125
1,335,658
Energy and Utilities — 4 .1%
65,000 Energy Transfer LP , Ser. D , 7.625% ............ 1,652,300
Retail — 4 .3%
16,000 Qurate Retail Inc. , 8.000% ......................... 1,732,000
TOTAL PREFERRED STOCKS ..................... 4,719,958
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 1 .4%
$ 406,000 U.S. Cash Management Bill,
0.041% †† , 09/28/21 .............................. 405,961
150,000 U.S. Treasury Bill,
0.017% †† , 11/18/21 .............................. 149,974
TOTAL U.S. GOVERNMENT OBLIGATIONS . 555,935
TOTAL INVESTMENTS — 100.0%
(Cost $ 25,250,198 ) ................................ $ 40,179,128
† Non-income producing security.
†† Represents annualized yield at date of purchase.